DEFERRED EXPENSES - RIGHT OF USE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deferred expenses - right of use [Abstract]
Schedule of Deferred Expenses - Right of Use
New Israeli Shekels in millions
Cost
Balance at January 1, 2018	629
Additional payments in 2018	107
Balance at December 31, 2018	736
Share in PHI's accounts included as of Jan 1, 2019	(169)
Additional payments in 2019	51
Balance at December 31, 2019	618
Additional payments in 2020	47
Balance at December 31, 2020	665

Accumulated amortization and impairment
Balance at January 1, 2018	453
Amortization in 2018	47
Balance at December 31, 2018	500
Share in PHI's accounts included as of Jan 1, 2019	(38)
Amortization in 2019	28
Balance at December 31, 2019	490
Amortization in 2020	31
Balance at December 31, 2020	521

Carrying amount, net at December 31, 2018	236

Carrying amount, net at December 31, 2019	128
Current	26
Non-current	102

Carrying amount, net at December 31, 2020	144
Current	26
Non-current	118